SUPPLEMENT dated December 22, 2005

                              To the PROSPECTUS of

               Standish Mellon Opportunistic High Yield Bond Fund
                   Standish Mellon Emerging Markets Debt Fund
       (formerly Standish Mellon Opportunistic Emerging Markets Debt Fund)

                               Dated: May 1, 2005
               (as supplemented July 1, 2005 and November 1, 2005)

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The following information replaces certain information under the "The Investment
Adviser" section on page 11 in the above noted prospectus for the Opportunistic High Yield Fund only:

------------------------------------- ------------------------ --------------------------------------
Fund                                  Fund managers            Positions during past five years
------------------------------------- ------------------------ --------------------------------------
Opportunistic High Yield Bond Fund    Jonathan M. Uhrig        Senior Vice President, Jonathan is
                                                               a high yield strategist, the head
                                                               of high yield trading and portfolio
                                                               manager with the firm's fixed
                                                               income group.

                                      John R. McNichols        Senior Vice President, John is the
                                                               director of credit research and
                                                               investment and a portfolio manager
                                                               with the firm's fixed income group.

------------------------------------- ------------------------ --------------------------------------

The following disclosure supplements the information under the heading "Investment and Account Information" on page 14 in the above noted prospectus for the Emerging Markets Debt Fund only:

Administrative service  The Emerging Markets Debt Fund pays administrative fee service fees. These fees are paid to affiliated or unaffiliated retirement plans, Omnibus Accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Emerging Markets Debt Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator.

            Additional The adviser or its affiliates may pay additional compensation compensation from their own resources to Plan
                        Administrators and other entities for
                        administrative services, as well as in
                        consideration of marketing or other
                        distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE